Offerings	Nov. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.000% Notes due 2029
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	0.99835
Maximum Aggregate Offering Price	$ 1,996,700,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 173,712.90
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-299752), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.450% Notes due 2031
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 1,748,985,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 152,161.70
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-299752), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.850% Notes due 2033
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	0.99995
Maximum Aggregate Offering Price	$ 2,249,887,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 195,740.21
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-299752), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	8.000% Notes due 2037
Amount Registered | shares	2,500,000,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 2,497,900,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 217,317.30
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-299752), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	8.650% Notes due 2046
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9984
Maximum Aggregate Offering Price	$ 1,497,600,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,291.20
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-299752), in accordance with Rules 456(b) and 457(r) under the Securities Act.